Balance sheet information - Accrued liabilities (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross-to-net deductions	$ 63,980	$ 43,656
Bonus and commission	12,493	15,188
Compensation and benefits	7,932	5,875
Income and other taxes	2,385	2,434
Other liabilities	18,456	21,034
Accrued liabilities	$ 105,246	88,187
Bio Ventus LLC [Member]
Gross-to-net deductions		43,656	$ 14,622
Bonus and commission		15,188	14,200
Reserve for estimated overpayments from third-party payers		2,790	6,801
Compensation and benefits		5,875	3,231
Income and other taxes		2,434	2,555
Other liabilities		18,244	11,418
Accrued liabilities		$ 88,187	$ 52,827